Insurance Contracts - Summary of Changes in Insurance Contract Assets and Insurance Contract Liabilities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance claims and expenses	₩ (459,135)	₩ 841,227
Risk adjustment for non-financial risk
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning	225,100
Ending	251,886	225,100
Insurance contracts other than those to which premium allocation approach has been applied
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning	42,025,227	50,758,466
Insurance revenue	(6,205,472)	(5,567,717)
Insurance claims and expenses	4,486,396	4,093,966
Amortization of insurance acquisition cash flows	206,367	205,489
Changes in fulfilment cash flows relating to incurred claims	(47,991)	(113,284)
Losses on onerous contracts and reversals	279,130	135,992
Other insurance service expenses	3,791	1,670
Insurance service result	(1,277,779)	(1,243,884)
Insurance finance income and expenses	5,061,675	(7,563,774)
Investment components	0	0
Premiums received	12,118,916	12,396,650
Insurance acquisition cash flows	(2,243,231)	(1,873,773)
Incurred claims and expenses	(6,796,305)	(6,904,161)
Other cashflow	(2,795,316)	(3,540,943)
Total cashflow	284,064	77,773
Other	72	(3,354)
Ending	46,093,259	42,025,227
Insurance contracts to which premium allocation approach has been applied
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning	3,860,903	3,683,789
Insurance revenue	(4,090,221)	(3,982,384)
Insurance claims and expenses	3,601,572	3,345,868
Amortization of insurance acquisition cash flows	449,062	426,638
Changes in fulfilment cash flows relating to incurred claims	(265,342)	(111,841)
Losses on onerous contracts and reversals	807	989
Other insurance service expenses	4,956	4,158
Insurance service result	(299,166)	(316,572)
Insurance finance income and expenses	12,901	18,129
Investment components	0	0
Premiums received	4,176,452	4,069,236
Insurance acquisition cash flows	(455,528)	(435,775)
Incurred claims and expenses	(3,323,187)	(3,181,702)
Other cashflow	0	0
Total cashflow	397,737	451,759
Other	13,278	23,798
Ending	3,985,653	3,860,903
Insurance contracts to which premium allocation approach has been applied | Estimates of present value of future cash flows
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning	1,941,476	1,792,381
Insurance revenue	0	0
Insurance claims and expenses	3,545,909	3,301,371
Amortization of insurance acquisition cash flows	0	0
Changes in fulfilment cash flows relating to incurred claims	(226,333)	(9,854)
Losses on onerous contracts and reversals	0	0
Other insurance service expenses	0	0
Insurance service result	3,319,576	3,291,517
Insurance finance income and expenses	13,943	14,915
Investment components	0	14,179
Premiums received	0	0
Insurance acquisition cash flows	0	0
Incurred claims and expenses	(3,323,187)	(3,181,702)
Other cashflow	0	0
Total cashflow	(3,323,187)	(3,181,702)
Other	1,972	10,186
Ending	1,953,780	1,941,476
Insurance contracts to which premium allocation approach has been applied | Risk adjustment for non-financial risk
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning	78,708	136,222
Insurance revenue	0	0
Insurance claims and expenses	55,663	44,497
Amortization of insurance acquisition cash flows	0	0
Changes in fulfilment cash flows relating to incurred claims	(39,009)	(101,987)
Losses on onerous contracts and reversals	0	0
Other insurance service expenses	0	0
Insurance service result	16,654	(57,490)
Insurance finance income and expenses	1,005	(164)
Investment components	0	0
Premiums received	0	0
Insurance acquisition cash flows	0	0
Incurred claims and expenses	0	0
Other cashflow	0	0
Total cashflow	0	0
Other	68	140
Ending	96,435	78,708
Other than Loss Component | Insurance contracts other than those to which premium allocation approach has been applied
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning	39,761,867	48,565,160
Insurance revenue	(6,205,472)	(5,567,717)
Insurance claims and expenses	0	0
Amortization of insurance acquisition cash flows	206,367	205,489
Changes in fulfilment cash flows relating to incurred claims	0	0
Losses on onerous contracts and reversals	0	0
Other insurance service expenses	3,791	1,670
Insurance service result	(5,995,314)	(5,360,558)
Insurance finance income and expenses	5,005,784	(7,590,060)
Investment components	(5,233,167)	(6,373,789)
Premiums received	12,118,916	12,396,650
Insurance acquisition cash flows	(2,243,231)	(1,873,773)
Incurred claims and expenses	0	0
Other cashflow	0	0
Total cashflow	9,875,685	10,522,877
Other	72	(1,763)
Ending	43,414,927	39,761,867
Other than Loss Component | Insurance contracts to which premium allocation approach has been applied
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning	1,839,419	1,754,875
Insurance revenue	(4,090,221)	(3,982,384)
Insurance claims and expenses	0	0
Amortization of insurance acquisition cash flows	449,062	426,638
Changes in fulfilment cash flows relating to incurred claims	0	0
Losses on onerous contracts and reversals	0	0
Other insurance service expenses	4,956	4,158
Insurance service result	(3,636,203)	(3,551,588)
Insurance finance income and expenses	(2,047)	3,378
Investment components	0	(14,179)
Premiums received	4,176,452	4,069,236
Insurance acquisition cash flows	(455,528)	(435,775)
Incurred claims and expenses	0	0
Other cashflow	0	0
Total cashflow	3,720,924	3,633,461
Other	11,238	13,472
Ending	1,933,331	1,839,419
Loss Component | Insurance contracts other than those to which premium allocation approach has been applied
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning	282,070	151,369
Insurance revenue	0	0
Insurance claims and expenses	(18,741)	(7,714)
Amortization of insurance acquisition cash flows	0	0
Changes in fulfilment cash flows relating to incurred claims	0	0
Losses on onerous contracts and reversals	279,130	135,992
Other insurance service expenses	0	0
Insurance service result	260,389	128,278
Insurance finance income and expenses	5,595	2,423
Investment components	0	0
Premiums received	0	0
Insurance acquisition cash flows	0	0
Incurred claims and expenses	0	0
Other cashflow	0	0
Total cashflow	0	0
Other	0	0
Ending	548,054	282,070
Loss Component | Insurance contracts to which premium allocation approach has been applied
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning	1,300	311
Insurance revenue	0	0
Insurance claims and expenses	0	0
Amortization of insurance acquisition cash flows	0	0
Changes in fulfilment cash flows relating to incurred claims	0	0
Losses on onerous contracts and reversals	807	989
Other insurance service expenses	0	0
Insurance service result	807	989
Insurance finance income and expenses	0	0
Investment components	0	0
Premiums received	0	0
Insurance acquisition cash flows	0	0
Incurred claims and expenses	0	0
Other cashflow	0	0
Total cashflow	0	0
Other	0	0
Ending	2,107	1,300
Liability for Incurred Claims | Insurance contracts other than those to which premium allocation approach has been applied
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning	1,981,290	2,041,937
Insurance revenue	0	0
Insurance claims and expenses	4,505,137	4,101,680
Amortization of insurance acquisition cash flows	0	0
Changes in fulfilment cash flows relating to incurred claims	(47,991)	(113,284)
Losses on onerous contracts and reversals	0	0
Other insurance service expenses	0	0
Insurance service result	4,457,146	3,988,396
Insurance finance income and expenses	50,296	23,863
Investment components	5,233,167	6,373,789
Premiums received	0	0
Insurance acquisition cash flows	0	0
Incurred claims and expenses	(6,796,305)	(6,904,161)
Other cashflow	(2,795,316)	(3,540,943)
Total cashflow	(9,591,621)	(10,445,104)
Other	0	(1,591)
Ending	₩ 2,130,278	₩ 1,981,290